FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2022	06/30/2022	12/31/2022	06/30/2022
Cash and cash equivalents	68,550,022	32,912,886	—	562,380
Other financial assets	1,279,411	884,964	18,707,695	5,136,010
Trade receivables	178,231,597	111,952,722	—	—
Other receivables (*)	11,104,003	7,642,707	—	—
Total	259,165,033	153,393,279	18,707,695	5,698,390

(*) Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2022	06/30/2022	12/31/2022	06/30/2022
Trade and other payables	163,585,203	125,849,620	—	—
Borrowings	184,571,742	145,478,637	—	—
Secured notes	72,558,213	12,559,071	—	—
Lease liability	13,888,601	11,751,284	—	—
Consideration for acquisition of assets	10,410,644	12,902,790	—	—
Total	445,014,403	308,541,402	—	—

Schedule of fair value by hierarchy

Measurement at fair value at 12/31/2022	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	11,160,527	—	—
Mutual funds	6,438,416	—	—
Other investments	1,108,752	—	—

Measurement at fair value at 06/30/2022	Level 1	Level 2	Level 3

Financial assets at fair value
Money market funds	562,380	—	—
Mutual funds	2,913,519	—	—
Other investments	1,490,086	732,405	—

Schedule of net exposure

Net foreign currency position	12/31/2022
Amount expressed in US$	(2,345,363)